Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (2.4%)
* RBC Bearings Inc.	21,763	3,674
Quaker Chemical Corp.	11,764	2,906
Balchem Corp.	26,122	2,709
* Ingevity Corp.	36,705	2,444
UFP Industries Inc.	44,586	2,392
* Novagold Resources Inc.	195,686	1,949
Compass Minerals International Inc.	30,176	1,885
Innospec Inc.	17,456	1,436
Sensient Technologies Corp.	15,266	1,095
* GCP Applied Technologies Inc.	33,811	794
Orion Engineered Carbons SA	29,942	466
Trinseo SA	10,664	405
Omega Flex Inc.	2,575	365
Tronox Holdings plc Class A	27,686	350
Materion Corp.	5,516	322
Rexnord Corp.	8,391	315
* Koppers Holdings Inc.	11,075	300
Boise Cascade Co.	5,918	256
Hawkins Inc.	4,641	233
Stepan Co.	1,513	176
American Vanguard Corp.	5,009	76
* PQ Group Holdings Inc.	5,323	68
* Marrone Bio Innovations Inc.	54,104	64
* Uranium Energy Corp.	60,387	64
Caledonia Mining Corp. plc	3,351	48
* AgroFresh Solutions Inc.	1,860	4
		24,796
Consumer Discretionary (14.5%)
* Deckers Outdoor Corp.	24,751	6,301
* Rh	13,748	6,230
Churchill Downs Inc.	33,583	6,042
* Caesars Entertainment Inc.	86,040	5,861
* SiteOne Landscape Supply Inc.	38,830	5,362
* BJ's Wholesale Club Holdings Inc.	121,057	4,962
* Penn National Gaming Inc.	67,492	4,724
* YETI Holdings Inc.	70,708	4,467
Texas Roadhouse Inc. Class A	58,039	4,399
* Crocs Inc.	58,955	3,472
Wingstop Inc.	26,229	3,339
* Digital Turbine Inc.	72,904	3,279
* Fox Factory Holding Corp.	36,619	3,196
Lithia Motors Inc. Class A	10,996	3,181
Murphy USA Inc.	24,406	3,129
* Visteon Corp.	24,525	2,964

*	Stamps.com Inc.	15,040	2,819
*,^	Cardlytics Inc.	23,161	2,749
	LCI Industries	21,806	2,743
*	Shake Shack Inc. Class A	31,024	2,533
*	National Vision Holdings Inc.	58,935	2,523
*	Dorman Products Inc.	23,524	2,173
*	LGI Homes Inc.	19,691	2,128
*	Hilton Grand Vacations Inc.	75,188	2,086
*	Overstock.com Inc.	30,883	2,084
	Strategic Education Inc.	21,334	2,003
	Papa John's International Inc.	24,601	1,977
*	iRobot Corp.	24,365	1,911
*,^	Stitch Fix Inc. Class A	41,950	1,699
*	Gentherm Inc.	28,861	1,641
*	Avis Budget Group Inc.	46,514	1,636
*	Sonos Inc.	71,155	1,582
*	Cavco Industries Inc.	8,112	1,460
	Winnebago Industries Inc.	27,482	1,455
*	Skyline Champion Corp.	46,422	1,427
	Bloomin' Brands Inc.	77,165	1,350
*	Scientific Games Corp.	36,187	1,349
	Brinker International Inc.	26,217	1,314
*	Glu Mobile Inc.	128,737	1,302
	Rent-A-Center Inc.	37,961	1,284
	Cracker Barrel Old Country Store Inc.	8,896	1,242
	WillScot Mobile Mini Holdings Corp. Class A	49,427	1,063
*	Fitbit Inc. Class A	145,439	1,044
*	Malibu Boats Inc. Class A	18,081	1,030
	Steven Madden Ltd.	31,865	1,003
*	Boot Barn Holdings Inc.	23,150	955
	Red Rock Resorts Inc. Class A	43,447	945
	Camping World Holdings Inc. Class A	28,839	884
*	elf Beauty Inc.	40,184	874
	Inter Parfums Inc.	15,703	853
	Sturm Ruger & Co. Inc.	13,159	806
*	RealReal Inc.	55,486	768
*	Asbury Automotive Group Inc.	6,685	754
*	GoPro Inc. Class A	102,195	714
	Bally's Corp.	15,887	706
*	Perdoceo Education Corp.	61,593	698
	Monro Inc.	14,442	679
*	Sleep Number Corp.	9,243	641
	Marriott Vacations Worldwide Corp.	4,678	596
*	Purple Innovation Inc. Class A	19,708	588
	Collectors Universe Inc.	7,340	566
*	XPEL Inc.	14,810	561
*	SeaWorld Entertainment Inc.	19,762	551
*	Universal Electronics Inc.	10,429	549
*	Sportsman's Warehouse Holdings Inc.	38,048	530
*	1-800-Flowers.com Inc. Class A	22,064	517
*	Liberty Media Corp -Liberty Braves Class C	20,491	512
	Aaron's Holdings Co. Inc.	7,658	482
*,^	AMC Networks Inc. Class A	13,924	459
*	Monarch Casino & Resort Inc.	8,053	445
	Ruth's Hospitality Group Inc.	28,537	444
*	America's Car-Mart Inc.	4,251	444
*	Central Garden & Pet Co. Class A	11,633	429

*	Gray Television Inc.	23,493	415
*	Denny's Corp.	35,931	414
*	Accel Entertainment Inc. Class A	39,411	411
	KB Home	11,367	400
	Children's Place Inc.	8,853	381
	Meredith Corp.	17,941	365
	Dave & Buster's Entertainment Inc.	14,278	362
*	MasterCraft Boat Holdings Inc.	16,529	358
*	Quotient Technology Inc.	42,840	319
*	WW International Inc.	10,056	297
*	Lindblad Expeditions Holdings Inc.	23,003	295
*	Taylor Morrison Home Corp. Class A	11,241	284
*	Lovesac Co.	8,759	279
*	Everi Holdings Inc.	25,811	275
	Acushnet Holdings Corp.	7,140	269
*	CarParts.com Inc.	17,311	261
*	QuinStreet Inc.	13,527	241
	Allegiant Travel Co. Class A	1,392	237
	Systemax Inc.	7,212	222
*	Daily Journal Corp.	810	219
*,^	Akoustis Technologies Inc.	27,683	211
	Jack in the Box Inc.	2,214	204
*	Aspen Group Inc.	16,551	201
	Johnson Outdoors Inc. Class A	2,281	191
*	Selectquote Inc.	7,836	168
*	Meritage Homes Corp.	1,738	157
*	Universal Technical Institute Inc.	23,882	157
	Big Lots Inc.	2,780	144
	Standard Motor Products Inc.	2,872	133
	Winmark Corp.	734	132
*	OneWater Marine Inc. Class A	4,552	127
*	Liberty Media Corp -Liberty Braves Class A	4,360	110
*	Noodles & Co.	13,450	107
	Marine Products Corp.	6,598	102
	PriceSmart Inc.	1,227	100
*	Golden Entertainment Inc.	5,829	97
*	Lumber Liquidators Holdings Inc.	3,330	96
	Interface Inc. Class A	9,557	80
	Franchise Group Inc.	2,343	63
*	Central Garden & Pet Co.	1,468	59
	Dine Brands Global Inc.	887	56
*	Academy Sports & Outdoors Inc.	3,148	52
*	Motorcar Parts of America Inc.	2,256	45
	Hamilton Beach Brands Holding Co. Class A	2,108	40
	Superior Group of Cos. Inc.	1,620	35
*	PlayAGS Inc.	5,948	29
*	Legacy Housing Corp.	1,954	29
*	Casper Sleep Inc.	4,523	28
*	Envela Corp.	6,156	28
	National Presto Industries Inc.	295	25
*	Leslie's Inc.	1,045	22
*	Corsair Gaming Inc.	531	20
	Hooker Furniture Corp.	605	18
	Clarus Corp.	1,057	15
*	El Pollo Loco Holdings Inc.	906	14
*	LiveXLive Media Inc.	3,285	8
			148,875

Consumer Staples (3.1%)
*	Freshpet Inc.	34,235	4,686
*	Helen of Troy Ltd.	22,356	4,516
	WD-40 Co.	11,310	2,876
	Lancaster Colony Corp.	16,748	2,836
	Medifast Inc.	9,976	2,037
	Sanderson Farms Inc.	13,824	1,890
	B&G Foods Inc.	49,361	1,367
	Core-Mark Holding Co. Inc.	36,619	1,142
*	GrowGeneration Corp.	31,508	1,108
	Coca-Cola Consolidated Inc.	4,140	1,083
	Calavo Growers Inc.	14,499	1,039
*,^	National Beverage Corp.	10,497	1,029
*	Celsius Holdings Inc.	30,515	984
*	USANA Health Sciences Inc.	10,263	772
*	Hostess Brands Inc. Class A	48,469	657
	John B Sanfilippo & Son Inc.	7,848	582
	PetMed Express Inc.	17,351	533
	J&J Snack Foods Corp.	3,532	514
	Turning Point Brands Inc.	10,590	413
	MGP Ingredients Inc.	8,584	374
	Tootsie Roll Industries Inc.	12,037	373
*	Cal-Maine Foods Inc.	9,381	367
	Vector Group Ltd.	14,706	165
*	Veru Inc.	47,387	144
*	Lifevantage Corp.	12,237	130
*	NewAge Inc.	36,546	125
*	Vital Farms Inc.	3,680	109
	Natural Grocers by Vitamin Cottage Inc.	4,848	71
	Limoneira Co.	3,251	48
*	Greenlane Holdings Inc. Class A	9,190	38
*	Calyxt Inc.	8,100	30
*	Bridgford Foods Corp.	723	13
*	Mission Produce Inc.	971	13
*	Laird Superfood Inc.	207	10
			32,074
Energy (1.4%)
*	Plug Power Inc.	331,234	8,741
*,^	FuelCell Energy Inc.	124,493	1,270
*	TPI Composites Inc.	26,681	1,073
*	SunPower Corp.	46,723	1,035
*	Ameresco Inc. Class A	21,608	963
*	Magnolia Oil & Gas Corp. Class A	100,779	630
	Cactus Inc.	19,721	458
	DMC Global Inc .	5,823	238
*	Maxeon Solar Technologies Ltd.	5,888	144
*	Array Technologies Inc.	1,302	59
*	Goodrich Petroleum Corp.	4,679	54
*	Contango Oil & Gas Co.	14,406	24
*	NextDecade Corp.	2,786	7
			14,696
Financials (4.2%)
	Kinsale Capital Group Inc.	18,692	4,489
	First Financial Bankshares Inc.	114,284	3,819
	RLI Corp.	30,624	2,932
	Houlihan Lokey Inc. Class A	45,239	2,931

* Trupanion Inc.	26,277	2,664
FirstCash Inc.	35,976	2,311
Hamilton Lane Inc. Class A	26,605	1,859
Moelis & Co. Class A	46,664	1,831
* eHealth Inc.	22,513	1,711
Cohen & Steers Inc.	21,571	1,527
PJT Partners Inc.	20,882	1,447
ServisFirst Bancshares Inc.	31,843	1,203
* Palomar Holdings Inc.	17,871	1,181
* eXp World Holdings Inc.	21,473	1,145
* Focus Financial Partners Inc. Class A	27,693	1,097
James River Group Holdings Ltd.	23,008	1,049
National General Holdings Corp.	28,662	977
Brightsphere Investment Group Inc.	54,493	965
Artisan Partners Asset Management Inc. Class A	20,309	914
* BRP Group Inc. Class A	29,879	880
Federated Hermes Inc. Class B	24,981	671
Investors Bancorp Inc.	57,695	559
Glacier Bancorp Inc.	8,936	364
Bank First Corp.	5,174	358
* International Money Express Inc.	21,093	332
PennyMac Financial Services Inc.	4,465	257
Cowen Inc. Class A	8,403	201
National Bank Holdings Corp. Class A	6,243	201
Kearny Financial Corp.	19,634	194
Goosehead Insurance Inc. Class A	1,471	181
* Columbia Financial Inc.	12,273	176
Walker & Dunlop Inc.	2,167	173
Westamerica BanCorp	3,119	172
Greenhill & Co. Inc.	12,422	162
* Assetmark Financial Holdings Inc.	5,978	142
Curo Group Holdings Corp.	16,287	141
First Foundation Inc.	7,908	140
* Axos Financial Inc.	4,051	136
Independent Bank Corp.	1,922	130
Federal Agricultural Mortgage Corp. Class C	1,746	118
Virtus Investment Partners Inc.	584	104
Stock Yards Bancorp Inc.	2,590	103
Pzena Investment Management Inc. Class A	15,116	101
* NMI Holdings Inc. Class A	3,887	85
Universal Insurance Holdings Inc.	6,052	85
Cambridge Bancorp	1,124	76
Lakeland Financial Corp.	1,361	69
HCI Group Inc.	1,198	62
GAMCO Investors Inc. Class A	4,217	60
* StoneX Group Inc.	969	60
Silvercrest Asset Management Group Inc. Class A	4,462	59
West BanCorp Inc.	2,163	42
* Customers Bancorp Inc.	2,067	35
* BayCom Corp.	2,398	35
* Siebert Financial Corp.	9,431	33
* Esquire Financial Holdings Inc.	1,722	32
Hanmi Financial Corp.	2,813	27
Waterstone Financial Inc.	1,421	25
Value Line Inc.	857	24
* Trean Insurance Group Inc.	1,620	23
Investors Title Co.	128	22

* StepStone Group Inc. Class A	788	21
* GWG Holdings Inc.	2,763	21
Heritage Insurance Holdings Inc.	1,808	19
Century Bancorp Inc. Class A	232	17
FS Bancorp Inc.	296	16
Altabancorp	574	16
Meridian Corp.	777	14
Reliant Bancorp Inc.	738	13
Hingham Institution For Savings	59	13
* Coastal Financial Corp.	650	13
Bank7 Corp.	1,001	12
Crawford & Co. Class A	1,427	11
Unity Bancorp Inc.	584	10
Luther Burbank Corp.	813	8
Greene County Bancorp Inc.	272	7
* Root Inc. Class A	365	6
Northeast Bank	284	6
		43,125
Health Care (33.2%)
* Mirati Therapeutics Inc.	36,477	8,676
* Ultragenyx Pharmaceutical Inc.	54,569	6,469
* iRhythm Technologies Inc.	24,241	5,927
* Arrowhead Pharmaceuticals Inc.	88,716	5,547
* Blueprint Medicines Corp.	48,912	5,286
* LHC Group Inc.	26,834	5,268
* Natera Inc.	58,750	5,186
* Amicus Therapeutics Inc.	224,667	5,143
* Invitae Corp.	101,998	5,064
* Nevro Corp.	29,671	4,784
* HealthEquity Inc.	66,571	4,772
* Halozyme Therapeutics Inc.	120,044	4,694
* NeoGenomics Inc.	91,529	4,355
* Inspire Medical Systems Inc.	23,123	4,295
* Omnicell Inc.	37,522	3,934
* Kodiak Sciences Inc.	28,449	3,888
* Biohaven Pharmaceutical Holding Co. Ltd.	42,580	3,788
* Fate Therapeutics Inc.	63,387	3,706
* Insmed Inc.	89,562	3,494
* Neogen Corp.	46,708	3,467
* PTC Therapeutics Inc.	54,641	3,419
* Denali Therapeutics Inc.	55,504	3,384
Ensign Group Inc.	45,272	3,254
* Bridgebio Pharma Inc.	64,464	3,239
* Emergent BioSolutions Inc.	39,513	3,237
* Twist Bioscience Corp.	28,945	3,234
* Turning Point Therapeutics Inc.	29,914	3,186
* Medpace Holdings Inc.	24,140	3,099
* STAAR Surgical Co.	40,554	2,890
* Veracyte Inc.	50,639	2,760
* Merit Medical Systems Inc.	47,924	2,639
* FibroGen Inc.	63,883	2,639
* Glaukos Corp.	37,779	2,549
* Apellis Pharmaceuticals Inc.	53,065	2,501
* Shockwave Medical Inc.	25,135	2,459
* TG Therapeutics Inc.	83,798	2,459
CONMED Corp.	24,041	2,450
* HMS Holdings Corp.	77,938	2,449

*	CareDx Inc.	42,319	2,419
*	ChemoCentryx Inc.	43,813	2,416
*	Select Medical Holdings Corp.	96,061	2,315
*	Allakos Inc.	21,511	2,302
*	1Life Healthcare Inc.	69,462	2,283
*	Pacira BioSciences Inc.	37,102	2,248
*	NuVasive Inc.	45,424	2,104
*	Novavax Inc.	14,684	2,048
*	Pacific Biosciences of California Inc.	129,118	2,041
*	Deciphera Pharmaceuticals Inc.	33,023	2,041
	Cantel Medical Corp.	33,500	1,991
*	Xencor Inc.	46,102	1,951
*	Corcept Therapeutics Inc.	84,832	1,921
*	R1 RCM Inc.	94,389	1,914
*	Axsome Therapeutics Inc.	24,459	1,773
*	Intellia Therapeutics Inc.	44,239	1,737
*	Kura Oncology Inc.	46,858	1,701
*	Editas Medicine Inc.	55,420	1,695
*,^	Inovio Pharmaceuticals Inc.	138,245	1,689
*	AtriCure Inc.	38,592	1,678
*	BioTelemetry Inc.	29,596	1,640
*	Ironwood Pharmaceuticals Inc. Class A	140,828	1,622
*	LivaNova plc	30,436	1,609
*,^	Sorrento Therapeutics Inc.	195,137	1,600
	Healthcare Services Group Inc.	65,930	1,561
*	Beam Therapeutics Inc.	31,163	1,558
*	Immunovant Inc.	30,798	1,515
*	Vir Biotechnology Inc.	47,217	1,505
*	REVOLUTION Medicines Inc.	34,049	1,486
*	Allogene Therapeutics Inc.	47,590	1,478
*	Providence Service Corp.	10,726	1,456
*	Dicerna Pharmaceuticals Inc.	57,281	1,448
*	NanoString Technologies Inc.	28,904	1,435
*	Karuna Therapeutics Inc.	13,939	1,391
*	Silk Road Medical Inc.	23,719	1,359
*	Y-mAbs Therapeutics Inc.	26,400	1,343
*	Heron Therapeutics Inc.	77,273	1,339
*	Translate Bio Inc.	60,032	1,334
*	Integer Holdings Corp.	18,204	1,312
*	Arcturus Therapeutics Holdings Inc.	14,220	1,305
*	Seres Therapeutics Inc.	46,837	1,293
*	SpringWorks Therapeutics Inc.	18,672	1,222
*	Inovalon Holdings Inc. Class A	65,042	1,214
*	Addus HomeCare Corp.	12,158	1,207
*	Relay Therapeutics Inc.	22,427	1,196
*	Mersana Therapeutics Inc.	46,893	1,195
	US Physical Therapy Inc.	11,176	1,187
*	Cardiovascular Systems Inc.	34,094	1,175
*	Axonics Modulation Technologies Inc.	26,652	1,170
*	Pennant Group Inc.	22,435	1,137
*	Phreesia Inc.	25,282	1,116
*	Atara Biotherapeutics Inc.	47,272	1,096
*,^	Ligand Pharmaceuticals Inc.	12,711	1,072
*	Health Catalyst Inc.	29,630	1,056
*	Karyopharm Therapeutics Inc.	62,018	1,054
*	Zogenix Inc.	48,967	1,049
*	REGENXBIO Inc.	29,986	1,045

*	Revance Therapeutics Inc.	42,648	1,030
*	Sangamo Therapeutics Inc.	101,570	1,015
*	Arcus Biosciences Inc.	37,065	1,009
*	Scholar Rock Holding Corp.	20,183	1,006
*	Travere Therapeutics Inc.	43,142	989
*	Cerus Corp.	146,022	971
*	Replimune Group Inc.	18,530	958
*	Coherus Biosciences Inc.	51,139	944
*	Ocular Therapeutix Inc.	53,547	937
*	Rocket Pharmaceuticals Inc.	30,086	931
*	Rhythm Pharmaceuticals Inc.	29,513	913
*	Madrigal Pharmaceuticals Inc.	7,726	902
	Luminex Corp.	37,793	897
*	Vericel Corp.	35,111	897
*	Adverum Biotechnologies Inc.	65,826	895
*	Eidos Therapeutics Inc.	9,614	885
*	Codexis Inc.	47,480	879
*	Cytokinetics Inc.	51,196	860
*	Progyny Inc.	23,733	842
*	GenMark Diagnostics Inc.	61,880	827
*	Intercept Pharmaceuticals Inc.	22,882	813
*	Quanterix Corp.	18,698	808
*	Lantheus Holdings Inc.	58,347	768
	Atrion Corp.	1,257	754
*	Athenex Inc.	54,459	742
*	Viela Bio Inc.	19,181	735
*	Magellan Health Inc.	9,149	723
*	RadNet Inc.	38,525	717
*	CorVel Corp.	7,875	705
*	Tactile Systems Technology Inc.	16,257	701
*	Epizyme Inc.	50,063	688
*	Constellation Pharmaceuticals Inc.	26,929	682
*	Kadmon Holdings Inc.	153,020	667
*	AdaptHealth Corp. Class A	22,154	662
*	Krystal Biotech Inc.	11,850	651
*,^	Esperion Therapeutics Inc.	22,931	649
*	Protagonist Therapeutics Inc.	26,872	649
*	Frequency Therapeutics Inc.	22,275	639
*	Radius Health Inc.	40,348	637
*	Provention Bio Inc.	42,433	636
*	Cortexyme Inc.	13,051	634
*	BioCryst Pharmaceuticals Inc.	123,515	631
*	Tabula Rasa HealthCare Inc.	18,236	628
*	Arvinas Inc.	25,658	621
*	Meridian Bioscience Inc.	32,374	612
*	Omeros Corp.	52,644	610
	National Research Corp.	11,863	609
*	Innoviva Inc.	56,188	587
*	MannKind Corp.	195,464	582
*	Personalis Inc.	21,036	579
*	Theravance Biopharma Inc.	34,846	578
*	Option Care Health Inc.	36,505	575
*	Amphastar Pharmaceuticals Inc.	32,276	573
*	Collegium Pharmaceutical Inc.	30,604	566
*	Stoke Therapeutics Inc.	10,836	564
*	Syndax Pharmaceuticals Inc.	23,960	555
*	Prestige Consumer Healthcare Inc.	15,578	554

*	Intersect ENT Inc.	28,877	552
*	CryoLife Inc.	26,390	549
*	PetIQ Inc. Class A	18,752	540
*	Alector Inc.	41,088	539
*	Cara Therapeutics Inc.	36,641	538
*	Black Diamond Therapeutics Inc.	16,046	535
*	OrthoPediatrics Corp.	11,631	532
*	SI-BONE Inc.	22,507	521
*	Intra-Cellular Therapies Inc.	22,048	521
*	ALX Oncology Holdings Inc.	6,668	513
*	Agenus Inc.	134,611	498
*	Allovir Inc.	12,555	497
*	Forma Therapeutics Holdings Inc.	11,288	494
*	Castle Biosciences Inc.	10,288	489
*	Precision BioSciences Inc.	39,164	488
*	Surgery Partners Inc.	19,990	488
*	BioSpecifics Technologies Corp.	5,517	488
*	Zentalis Pharmaceuticals Inc.	9,453	482
	LeMaitre Vascular Inc.	11,779	464
*	NGM Biopharmaceuticals Inc.	19,523	463
*	OraSure Technologies Inc.	38,545	463
*	Axogen Inc.	32,341	462
*	Rigel Pharmaceuticals Inc.	151,199	458
*	Bioxcel Therapeutics Inc.	10,401	458
*	Relmada Therapeutics Inc.	12,840	457
*	Antares Pharma Inc.	145,780	455
*	Eagle Pharmaceuticals Inc.	9,682	441
*	Vapotherm Inc.	17,481	440
*	Surmodics Inc.	11,737	439
*	BioLife Solutions Inc.	12,198	439
*	Keros Therapeutics Inc.	5,764	436
*	Arcutis Biotherapeutics Inc.	16,042	435
*	Endo International plc	85,521	434
*	Accolade Inc.	8,319	432
*	VBI Vaccines Inc.	124,025	425
*	IGM Biosciences Inc.	6,295	420
*	Generation Bio Co.	8,644	417
*	Flexion Therapeutics Inc.	38,839	416
*	Akebia Therapeutics Inc.	125,601	416
*	Avid Bioservices Inc.	45,160	412
*	Ardelyx Inc.	65,156	410
*	Vaxcyte Inc.	12,759	410
*	Phathom Pharmaceuticals Inc.	9,558	409
*	Kiniksa Pharmaceuticals Ltd. Class A	21,814	407
*	Aerie Pharmaceuticals Inc.	32,726	406
*	Dynavax Technologies Corp.	79,779	405
*	Affimed NV	72,784	389
*	Fulgent Genetics Inc.	8,591	386
*	MacroGenics Inc.	16,669	385
*	Cutera Inc.	15,349	384
*	Inogen Inc.	10,939	384
*	Morphic Holding Inc.	12,220	383
*	Avrobio Inc.	27,722	382
*	Nkarta Inc.	11,384	379
*	Inari Medical Inc.	5,429	375
*,^	Precigen Inc.	46,905	372
*	Neoleukin Therapeutics Inc.	28,611	363

*,^	Clovis Oncology Inc.	73,586	362
*	Atreca Inc. Class A	23,252	361
*	Alphatec Holdings Inc.	34,266	360
*	ImmunoGen Inc.	65,541	357
*	Quotient Ltd.	51,447	357
*	Cue Biopharma Inc.	25,517	357
*	ZIOPHARM Oncology Inc.	127,418	357
*	Accuray Inc.	79,445	354
*	Marinus Pharmaceuticals Inc.	22,225	353
*	Avidity Biosciences Inc.	11,739	351
*,^	Ontrak Inc.	7,074	351
*	Amneal Pharmaceuticals Inc.	88,088	348
*	Akero Therapeutics Inc.	12,035	346
*	OptimizeRx Corp.	12,964	343
*	Sutro Biopharma Inc.	19,913	341
*	Tivity Health Inc.	18,156	335
*	TransMedics Group Inc.	22,433	334
*	Durect Corp.	180,148	333
*	Nurix Therapeutics Inc.	7,644	326
*	Aspira Women's Health Inc.	66,304	322
*	Crinetics Pharmaceuticals Inc.	24,012	321
*	SIGA Technologies Inc.	46,292	321
*	Apollo Medical Holdings Inc.	17,606	321
*,^	CEL-SCI Corp.	25,623	320
	Phibro Animal Health Corp. Class A	16,904	319
*,^	Vaxart Inc.	39,860	318
*	Catalyst Pharmaceuticals Inc.	85,038	311
*	CytoSorbents Corp.	36,851	309
*	Albireo Pharma Inc.	8,272	308
*	Puma Biotechnology Inc.	27,093	305
*	CytomX Therapeutics Inc.	40,363	304
*	BioDelivery Sciences International Inc.	79,514	302
*	Syros Pharmaceuticals Inc.	36,949	301
*	Viemed Healthcare Inc.	30,604	298
*	Joint Corp.	11,888	298
*	Homology Medicines Inc.	30,164	297
*	Tenet Healthcare Corp.	9,314	293
*	Calithera Biosciences Inc.	58,604	288
*,^	Athersys Inc.	154,739	286
*	Arena Pharmaceuticals Inc.	4,221	278
*,^	Co-Diagnostics Inc.	23,671	277
*	Heska Corp.	2,214	277
*	Applied Therapeutics Inc.	11,914	276
*	Applied Molecular Transport Inc.	8,765	272
*	Aeglea BioTherapeutics Inc.	31,728	272
*,^	Kala Pharmaceuticals Inc.	35,265	263
*	G1 Therapeutics Inc.	14,250	260
*	Ovid therapeutics Inc.	37,983	260
*	Anavex Life Sciences Corp.	47,194	252
*	ORIC Pharmaceuticals Inc.	7,250	246
*	Annexon Inc.	10,144	245
*,^	TherapeuticsMD Inc.	178,721	239
*	MeiraGTx Holdings plc	16,353	231
*	Paratek Pharmaceuticals Inc.	36,883	228
*	Zynex Inc.	16,337	228
*	Eiger BioPharmaceuticals Inc.	24,682	226
*	MEI Pharma Inc.	77,891	224

*	MediciNova Inc.	37,596	223
*,^	NantKwest Inc.	23,308	223
*	CorMedix Inc.	24,767	223
*,^	UroGen Pharma Ltd.	10,552	219
*	Molecular Templates Inc.	23,717	212
*,^	Accelerate Diagnostics Inc.	27,095	212
*	RAPT Therapeutics Inc.	9,577	208
*	Supernus Pharmaceuticals Inc.	9,739	207
*	Akouos Inc.	9,935	205
*	InfuSystem Holdings Inc.	12,638	202
	Utah Medical Products Inc.	2,340	202
*	iTeos Therapeutics Inc.	7,422	199
*	Pliant Therapeutics Inc.	7,205	198
*	Natus Medical Inc.	9,461	198
*	Acutus Medical Inc.	6,906	196
*	Voyager Therapeutics Inc.	22,941	191
*	Spero Therapeutics Inc.	11,506	191
*	WaVe Life Sciences Ltd.	21,458	189
*	UNITY Biotechnology Inc.	31,116	188
*	Gossamer Bio Inc.	21,034	186
*	Chiasma Inc.	43,399	186
*	Tricida Inc.	25,202	184
*	Pulse Biosciences Inc.	12,171	181
*	iCAD Inc.	17,783	178
*	ChromaDex Corp.	35,568	176
*	Odonate Therapeutics Inc.	11,649	175
*	Stereotaxis Inc.	40,042	172
*	Sientra Inc.	33,253	172
*	Xeris Pharmaceuticals Inc.	37,147	162
*	Aprea Therapeutics Inc.	6,414	162
*	Evolent Health Inc. Class A	10,992	160
*	Agile Therapeutics Inc.	56,633	160
*	89bio Inc.	5,791	156
*	Fortress Biotech Inc.	56,418	155
*	Fennec Pharmaceuticals Inc.	19,532	153
*	Passage Bio Inc.	7,435	153
*	Inozyme Pharma Inc.	5,703	148
*	XOMA Corp.	4,350	144
*	Chinook Therapeutics Inc.	10,246	143
*	Evofem Biosciences Inc.	63,476	142
*	Fulcrum Therapeutics Inc.	12,364	141
*,^	BrainStorm Cell Therapeutics Inc.	25,338	140
*	ViewRay Inc.	36,398	140
*	ContraFect Corp.	21,946	139
*	NextCure Inc.	13,606	138
*	Harpoon Therapeutics Inc.	9,198	137
*	Beyondspring Inc.	11,879	133
*	Pieris Pharmaceuticals Inc.	45,369	132
*	ANI Pharmaceuticals Inc.	4,368	129
*	iRadimed Corp.	5,213	128
*	Cellular Biomedicine Group Inc.	6,944	128
*	Prevail Therapeutics Inc.	12,418	128
*	Retractable Technologies Inc.	10,959	127
*	CASI Pharmaceuticals Inc.	49,337	123
*	Verastem Inc.	60,951	123
*	Optinose Inc.	30,161	122
*	Hookipa Pharma Inc.	10,416	121

*	Aquestive Therapeutics Inc.	16,812	119
*	NeuBase Therapeutics Inc.	14,979	115
*	Oyster Point Pharma Inc.	5,233	115
*	Minerva Neurosciences Inc.	29,187	114
*	Poseida Therapeutics Inc.	9,566	111
*	Harrow Health Inc.	19,305	111
*	IMARA Inc.	4,321	110
*	Magenta Therapeutics Inc.	14,790	106
*	Repro-Med Systems Inc.	23,286	105
*	Kindred Biosciences Inc.	26,927	105
*	Tela Bio Inc.	6,323	104
*	Oncocyte Corp.	53,163	103
*	Verrica Pharmaceuticals Inc.	11,129	102
*	Eton Pharmaceuticals Inc.	12,533	100
*	Selecta Biosciences Inc.	28,964	97
*	Checkpoint Therapeutics Inc.	40,485	97
*	BioSig Technologies Inc.	20,788	96
*	Mustang Bio Inc.	25,461	94
*	Evelo Biosciences Inc.	18,074	93
*	ADMA Biologics Inc.	44,962	92
*	DermTech Inc.	7,295	90
*	Soleno Therapeutics Inc.	46,075	90
*	Centogene NV	7,175	90
*,^	Galectin Therapeutics Inc.	34,385	89
*	Organogenesis Holdings Inc. Class A	16,917	87
*	Maravai LifeSciences Holdings Inc. Class A	3,080	87
*	Pandion Therapeutics Inc.	4,845	85
*,^	Chembio Diagnostics Inc.	14,841	85
*	Dyadic International Inc.	14,192	83
*	Galera Therapeutics Inc.	7,491	82
*	Assembly Biosciences Inc.	14,182	82
*	Hanger Inc.	3,584	81
*	Strongbridge Biopharma plc	29,110	81
*,^	Genprex Inc.	24,929	81
*	Cerecor Inc.	31,660	79
*	Kaleido Biosciences Inc.	10,026	79
*,^	Corbus Pharmaceuticals Holdings Inc.	64,437	79
*	La Jolla Pharmaceutical Co.	15,592	78
*	Champions Oncology Inc.	6,678	76
*	VolitionRX Ltd.	23,101	76
*	LogicBio Therapeutics Inc.	10,663	74
*	Exicure Inc.	45,184	71
*	Axcella Health Inc.	12,109	69
*	Liquidia Corp.	23,544	66
*	Eloxx Pharmaceuticals Inc.	22,429	64
*,^	iBio Inc.	42,662	64
*	Enanta Pharmaceuticals Inc.	1,539	63
*	Tyme Technologies Inc.	60,282	63
*	Electromed Inc.	6,219	63
*	Aravive Inc.	10,780	63
*	Nymox Pharmaceutical Corp.	30,656	62
*	Misonix Inc.	4,375	61
*	Exagen Inc.	4,099	61
*	PAVmed Inc.	30,895	60
*	Milestone Scientific Inc.	35,264	59
*	AVEO Pharmaceuticals Inc.	10,787	58
*	Lexicon Pharmaceuticals Inc.	37,436	57

*	Rockwell Medical Inc.	54,190	57
*	Soliton Inc.	6,186	57
*	scPharmaceuticals Inc.	6,122	56
*	NantHealth Inc.	23,916	55
*	Cidara Therapeutics Inc.	23,482	55
*	Cassava Sciences Inc.	7,014	54
*	Immunic Inc.	2,878	54
*	PhaseBio Pharmaceuticals Inc.	13,977	53
*	Osmotica Pharmaceuticals plc	7,832	48
*	American Renal Associates Holdings Inc.	3,975	45
*	Protara Therapeutics Inc.	1,877	45
*	KalVista Pharmaceuticals Inc.	2,382	45
*	Lyra Therapeutics Inc.	3,517	44
*	Mirum Pharmaceuticals Inc.	1,851	43
*	Kymera Therapeutics Inc.	875	41
*	Triple-S Management Corp. Class B	1,780	40
*	Ideaya Biosciences Inc.	2,817	39
*	TCR2 Therapeutics Inc.	1,437	39
*	Recro Pharma Inc.	16,214	39
*	Checkmate Pharmaceuticals Inc.	3,114	38
*	Rubius Therapeutics Inc.	5,830	37
*	Satsuma Pharmaceuticals Inc.	8,074	36
*	Eargo Inc.	724	36
*	Fluidigm Corp.	5,228	33
*	VYNE Therapeutics Inc.	19,187	33
*,^	Marker Therapeutics Inc.	18,383	31
*	Evolus Inc.	8,373	31
*	Cohbar Inc.	22,708	31
*	Viking Therapeutics Inc.	4,626	30
*	Abeona Therapeutics Inc.	18,116	29
*	Bellerophon Therapeutics Inc.	4,081	29
*	AcelRx Pharmaceuticals Inc.	17,658	27
*	Amyris Inc.	8,988	26
*	Venus Concept Inc.	10,920	26
*	Graybug Vision Inc.	1,003	26
*	Nemaura Medical Inc.	6,266	26
*	Shattuck Labs Inc.	671	24
*	Athira Pharma Inc.	974	24
*	Prelude Therapeutics Inc.	434	22
*	Atea Pharmaceuticals Inc.	647	22
*	NeuroBo Pharmaceuticals Inc.	3,971	21
*	Catabasis Pharmaceuticals Inc.	12,635	21
*	Spruce Biosciences Inc.	712	20
*	Praxis Precision Medicines Inc.	470	19
*	Avenue Therapeutics Inc.	5,703	19
*	Taysha Gene Therapies Inc.	725	16
*	vTv Therapeutics Inc. Class A	7,834	16
*	Apyx Medical Corp.	2,101	16
*	Foghorn Therapeutics Inc.	720	15
*	American Well Corp. Class A	525	14
*	Progenity Inc.	3,430	14
*	Orgenesis Inc.	2,794	14
*	Gritstone Oncology Inc.	3,700	11
*	Oncorus Inc.	381	11
*	SQZ Biotechnologies Co.	343	11
*	Pulmonx Corp.	196	11
*	Solid Biosciences Inc.	3,124	10

*	Dyne Therapeutics Inc.	443	9
*	Biodesix Inc.	479	9
*	Codiak Biosciences Inc.	660	9
*	C4 Therapeutics Inc.	239	8
*	Inhibrx Inc.	294	8
*	PMV Pharmaceuticals Inc.	196	7
*	Kronos Bio Inc.	210	7
*	Metacrine Inc.	809	6
*	Aligos Therapeutics Inc.	329	6
*	Tarsus Pharmaceuticals Inc.	235	6
*	Aziyo Biologics Inc. Class A	364	5
*	Outset Medical Inc.	79	5
*	Harmony Biosciences Holdings Inc.	65	3
*	Pulse Biosciences Inc. Warrants Exp. 05/14/2025	286	2
*,§	Synergy Pharmaceuticals LLC	124,654	1
			340,471
Industrials (14.4%)
	Tetra Tech Inc.	47,641	5,681
*	TopBuild Corp.	29,252	5,097
*	Saia Inc.	23,215	4,052
	MAXIMUS Inc.	53,975	3,876
	Exponent Inc.	45,328	3,763
	Simpson Manufacturing Co. Inc.	38,476	3,536
*	Builders FirstSource Inc.	92,589	3,464
	Advanced Drainage Systems Inc.	49,204	3,432
	Louisiana-Pacific Corp.	99,820	3,417
*	ACI Worldwide Inc.	101,391	3,303
*	Proto Labs Inc.	23,664	3,269
	John Bean Technologies Corp.	27,711	3,064
	Brink's Co.	44,453	2,983
*	ASGN Inc.	37,248	2,912
*	Itron Inc.	35,471	2,788
*	TriNet Group Inc.	36,427	2,732
*	AMN Healthcare Services Inc.	41,273	2,689
	Franklin Electric Co. Inc.	37,836	2,557
*	ExlService Holdings Inc.	29,697	2,473
*	Aerojet Rocketdyne Holdings Inc.	64,908	2,430
	AAON Inc.	36,306	2,365
*	Kratos Defense & Security Solutions Inc.	107,335	2,272
*	Masonite International Corp.	21,529	2,154
	Badger Meter Inc.	25,761	2,124
	ESCO Technologies Inc.	20,782	2,055
*	Installed Building Products Inc.	20,196	1,996
	EVERTEC Inc.	53,186	1,977
	Werner Enterprises Inc.	47,695	1,907
*	Bloom Energy Corp. Class A	73,735	1,808
*	AeroVironment Inc.	19,117	1,632
*	Atkore International Group Inc.	41,794	1,629
*	Air Transport Services Group Inc.	51,886	1,595
	HB Fuller Co.	29,457	1,541
	Albany International Corp. Class A	22,379	1,534
	Federal Signal Corp.	48,657	1,510
*	CryoPort Inc.	30,097	1,464
*	Verra Mobility Corp. Class A	118,066	1,440
*	SPX Corp.	28,103	1,440
*	Vicor Corp.	17,120	1,403
	Brady Corp. Class A	31,081	1,373

Insperity Inc.	15,929	1,362
* OSI Systems Inc.	14,939	1,316
CSW Industrials Inc.	12,073	1,295
Kadant Inc.	10,080	1,289
* Repay Holdings Corp. Class A	52,421	1,265
Watts Water Technologies Inc. Class A	10,690	1,252
* Meritor Inc.	46,852	1,237
* Dycom Industries Inc.	19,463	1,223
O-I Glass Inc.	107,010	1,211
Patrick Industries Inc.	18,595	1,172
Mesa Laboratories Inc.	4,207	1,143
Lindsay Corp.	9,630	1,115
Forward Air Corp.	15,113	1,104
TTEC Holdings Inc.	16,111	1,090
Tennant Co.	16,098	1,081
Applied Industrial Technologies Inc.	13,525	1,061
* FARO Technologies Inc.	14,480	957
Alamo Group Inc.	7,051	957
* Evo Payments Inc. Class A	35,875	902
Shyft Group Inc.	30,544	792
ManTech International Corp. Class A	10,247	789
McGrath RentCorp	12,011	764
* Ferro Corp.	53,224	762
Douglas Dynamics Inc.	18,539	725
Kforce Inc.	17,342	712
Chase Corp.	6,567	696
* NV5 Global Inc.	8,904	651
Helios Technologies Inc.	12,167	599
Primoris Services Corp.	24,049	583
ICF International Inc.	8,013	580
* Cardtronics plc Class A	23,226	564
Cass Information Systems Inc.	12,624	536
* PAE Inc.	52,414	504
Otter Tail Corp.	11,850	472
* Parsons Corp.	14,421	472
* MYR Group Inc.	9,166	469
Comfort Systems USA Inc.	9,294	468
* Cimpress plc	5,129	460
Marten Transport Ltd.	25,590	451
KBR Inc.	15,763	438
* Gibraltar Industries Inc.	6,524	427
Enerpac Tool Group Corp. Class A	18,016	403
* Energy Recovery Inc.	35,721	381
* I3 Verticals Inc. Class A	13,154	367
* PGT Innovations Inc.	18,909	352
EMCOR Group Inc.	4,024	347
* Napco Security Technologies Inc.	10,342	315
* Welbilt Inc.	32,540	308
* Forterra Inc.	16,492	306
* Vivint Smart Home Inc.	13,465	297
EnerSys	3,462	283
* Construction Partners Inc. Class A	10,677	281
* Daseke Inc.	40,456	273
* Luna Innovations Inc.	25,688	258
* Willdan Group Inc.	6,429	250
* Orion Energy Systems Inc.	23,867	246
* Franklin Covey Co.	11,042	243

	Allied Motion Technologies Inc.	5,833	237
*	ShotSpotter Inc.	7,121	236
*	GreenSky Inc. Class A	55,161	235
	CRA International Inc.	5,057	232
*	Green Dot Corp. Class A	3,855	206
*	Transcat Inc.	6,280	199
	Myers Industries Inc.	11,505	195
*	MasTec Inc.	3,404	193
	Cubic Corp.	3,158	185
*	CBIZ Inc.	7,403	179
*	Vectrus Inc.	3,695	176
*	HC2 Holdings Inc.	52,042	174
*	EVI Industries Inc.	4,320	146
*	Cornerstone Building Brands Inc.	15,971	140
	UniFirst Corp.	745	138
*,^	Alpha Pro Tech Ltd.	10,848	137
*	Paysign Inc.	27,574	135
	Kaman Corp.	2,506	131
*	Lawson Products Inc.	2,460	116
	Granite Construction Inc.	4,336	107
*	Montrose Environmental Group Inc.	3,855	106
	Universal Logistics Holdings Inc.	4,592	99
	Mueller Water Products Inc. Class A	7,990	95
*,^	ExOne Co.	7,932	95
*	IES Holdings Inc.	2,517	93
	CAI International Inc.	2,770	88
	Apogee Enterprises Inc.	3,331	87
*	Atlas Air Worldwide Holdings Inc.	1,543	86
*	Blue Bird Corp.	5,186	85
	Gorman-Rupp Co.	2,389	79
*	Huron Consulting Group Inc.	1,772	78
*	Foundation Building Materials Inc.	3,974	76
*	Sykes Enterprises Inc.	1,981	75
*	Atlanticus Holdings Corp.	4,531	68
	Raven Industries Inc.	2,685	68
*	PFSweb Inc.	9,952	68
*	Herc Holdings Inc.	1,139	65
*	Sterling Construction Co. Inc.	4,016	64
*	Dorian LPG Ltd.	5,137	56
*,^	Wrap Technologies Inc.	9,467	54
*	IBEX Holdings Ltd.	1,740	35
	Barrett Business Services Inc.	493	33
*	Priority Technology Holdings Inc.	5,945	29
*	Cross Country Healthcare Inc.	3,232	28
*	Pactiv Evergreen Inc.	1,571	27
	REV Group Inc.	2,595	24
*	Aspen Aerogels Inc.	1,452	21
	Luxfer Holdings plc	1,353	20
*	UFP Technologies Inc.	451	20
	Ardmore Shipping Corp.	3,321	11
*	PAM Transportation Services Inc.	199	9
	United States Lime & Minerals Inc.	70	8
*	Gencor Industries Inc.	572	7
			147,947
Other (0.0%)1
*	Sotera Health Co.	2,367	64
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		3,989	18

*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	20,196	18
*	Olema Pharmaceuticals Inc.	157	8
*,§	Aduro Biotech Inc. CVR	10,154	6
*,^,§ Oncternal Therapeutics Inc. CVR		530	1
*,§	NewStar Financial Inc. CVR	2,171	—
*,§	Lantheus Holdings CVR	71,640	—
*,§	Clinical Data CVR	367	—
*,§	Omthera Pharmeceuticals CVR	2,001	—
			115
Real Estate (3.4%)
	EastGroup Properties Inc.	32,417	4,419
*	Redfin Corp.	85,618	4,100
	QTS Realty Trust Inc. Class A	51,141	3,038
	Ryman Hospitality Properties Inc.	38,625	2,479
	PS Business Parks Inc.	17,787	2,344
	National Storage Affiliates Trust	55,341	1,881
	Uniti Group Inc.	170,760	1,755
	Four Corners Property Trust Inc.	62,106	1,740
	Easterly Government Properties Inc.	70,627	1,530
	Terreno Realty Corp.	24,972	1,447
	Innovative Industrial Properties Inc.	7,760	1,192
	Monmouth Real Estate Investment Corp.	73,784	1,094
	Community Healthcare Trust Inc.	19,230	868
	National Health Investors Inc.	12,431	804
	Universal Health Realty Income Trust	9,927	600
	Safehold Inc.	8,389	571
*	Cushman & Wakefield plc	33,401	498
	Alexander's Inc.	1,780	487
	LTC Properties Inc.	13,002	482
	St. Joe Co.	14,375	475
	RMR Group Inc. Class A	12,196	452
	UMH Properties Inc.	24,985	358
	STAG Industrial Inc.	10,750	320
	Saul Centers Inc.	9,278	290
	CareTrust REIT Inc.	11,698	227
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,297	180
	Plymouth Industrial REIT Inc.	13,653	179
	NexPoint Residential Trust Inc.	2,899	128
	Gladstone Land Corp.	8,491	124
	CIM Commercial Trust Corp.	9,779	119
	Gladstone Commercial Corp.	6,256	113
	Griffin Industrial Realty Inc.	1,503	107
	Broadstone Net Lease Inc. Class A	4,930	87
	Bluerock Residential Growth REIT Inc.	7,425	76
*	Marcus & Millichap Inc.	1,983	71
	Clipper Realty Inc.	10,402	66
	CatchMark Timber Trust Inc. Class A	4,884	47
*	Maui Land & Pineapple Co. Inc.	2,641	32
*	Fathom Holdings Inc.	1,263	28
	NETSTREIT Corp.	937	18
*	Avalon GloboCare Corp.	13,083	17
			34,843
Technology (18.2%)
*	Blackline Inc.	44,349	5,451
*	II-VI Inc.	78,513	5,311
*	Lattice Semiconductor Corp.	118,878	4,975

* Q2 Holdings Inc.	43,858	4,972
Brooks Automation Inc.	64,178	4,684
* Silicon Laboratories Inc.	38,314	4,491
* Appian Corp. Class A	31,431	4,400
CMC Materials Inc.	25,650	3,957
* Semtech Corp.	57,049	3,849
* Envestnet Inc.	46,879	3,763
Power Integrations Inc.	52,053	3,716
* Sailpoint Technologies Holdings Inc.	77,931	3,628
* Novanta Inc.	30,214	3,625
* J2 Global Inc.	39,973	3,582
* Rapid7 Inc.	44,561	3,339
* Varonis Systems Inc.	27,583	3,328
* Advanced Energy Industries Inc.	33,607	3,242
* SPS Commerce Inc.	31,087	3,204
* Alarm.com Holdings Inc.	42,053	3,192
* LivePerson Inc.	54,597	3,190
* Qualys Inc.	30,111	2,861
* FormFactor Inc.	68,247	2,798
* Upwork Inc.	82,098	2,686
* LiveRamp Holdings Inc.	45,782	2,679
* Workiva Inc. Class A	34,596	2,594
* Bandwidth Inc. Class A	16,958	2,574
Blackbaud Inc.	43,723	2,409
* Cornerstone OnDemand Inc.	53,578	2,365
* Appfolio Inc.	14,419	2,349
* Box Inc.	122,500	2,290
Perspecta Inc.	101,969	2,286
* SVMK Inc.	107,087	2,279
* Mimecast Ltd.	50,511	2,272
* Tenable Holdings Inc.	61,616	2,219
* Fabrinet	32,473	2,218
* Synaptics Inc.	28,430	2,211
* Altair Engineering Inc. Class A	37,466	2,019
* Cargurus Inc.	76,274	1,911
* MACOM Technology Solutions Holdings Inc.	41,535	1,856
* Schrodinger Inc.	25,780	1,794
* CommVault Systems Inc.	36,899	1,762
* Bottomline Technologies DE Inc.	38,233	1,745
* Yext Inc.	89,329	1,698
Progress Software Corp.	39,590	1,588
* Plexus Corp.	20,644	1,542
* PROS Holdings Inc.	34,668	1,487
* MicroStrategy Inc. Class A	4,266	1,462
* Verint Systems Inc.	25,306	1,441
NIC Inc.	58,008	1,359
* Avaya Holdings Corp.	72,941	1,357
Shutterstock Inc.	19,297	1,327
* Perficient Inc.	28,728	1,308
* Virtusa Corp.	25,689	1,287
CSG Systems International Inc.	28,805	1,250
* Sprout Social Inc. Class A	23,979	1,232
* Ultra Clean Holdings Inc.	35,339	1,118
* MaxLinear Inc.	35,597	1,112
* Calix Inc.	46,326	1,097
* TechTarget Inc.	20,715	1,088
* Upland Software Inc.	23,051	1,055

*	Model N Inc.	30,142	1,039
*	Cloudera Inc.	87,816	1,026
*	Zuora Inc. Class A	88,508	1,008
*	Magnite Inc.	52,371	995
*	Eventbrite Inc. Class A	56,177	942
*	nLight Inc.	30,656	920
*	Domo Inc.	22,672	861
*	ePlus Inc.	9,857	831
*	PAR Technology Corp.	14,225	768
*	CEVA Inc.	19,315	759
*	Axcelis Technologies Inc.	27,248	735
*	Ping Identity Holding Corp.	32,155	723
*	SiTime Corp.	8,110	705
	Simulations Plus Inc.	12,525	701
*	Ambarella Inc.	8,873	693
	Sapiens International Corp. NV	22,722	678
*	Impinj Inc.	14,963	625
*	Ichor Holdings Ltd.	19,569	624
*	MobileIron Inc.	86,743	611
*	Agilysys Inc.	16,098	601
*	Insight Enterprises Inc.	8,394	600
*	Tucows Inc. Class A	8,223	596
	QAD Inc. Class A	10,242	587
*	Brightcove Inc.	34,694	579
*	OneSpan Inc.	29,281	579
*	Endurance International Group Holdings Inc.	58,801	557
*,^	Veritone Inc.	20,489	545
*	PDF Solutions Inc.	23,745	524
*	EverQuote Inc. Class A	12,447	469
*	Onto Innovation Inc.	10,426	461
*	Limelight Networks Inc.	104,011	461
*	Rackspace Technology Inc.	24,968	448
*	Diodes Inc.	6,544	445
	Ebix Inc.	12,965	441
	American Software Inc. Class A	26,605	437
*	A10 Networks Inc.	53,997	431
*	Rogers Corp.	2,885	424
*	Mitek Systems Inc.	35,501	418
*	Digimarc Corp.	9,785	411
*	Forrester Research Inc.	9,735	403
*	Benefitfocus Inc.	25,938	373
*	Yelp Inc. Class A	11,577	370
*	SMART Global Holdings Inc.	11,930	366
*	ChannelAdvisor Corp.	24,234	357
*	Zix Corp.	48,858	352
	Pitney Bowes Inc.	59,074	337
*	Avid Technology Inc.	27,333	332
*	Super Micro Computer Inc.	11,511	325
*	DSP Group Inc.	17,726	298
	Hackett Group Inc.	19,342	272
*	Intelligent Systems Corp.	6,467	254
*	Waitr Holdings Inc.	73,477	244
*	NeoPhotonics Corp.	29,738	240
*	Diebold Nixdorf Inc.	24,419	231
*	Amkor Technology Inc.	14,708	217
*	Grid Dynamics Holdings Inc.	19,361	209
	Methode Electronics Inc.	5,663	198

	NVE Corp.	3,766	193
*	Iteris Inc.	35,412	173
*	CyberOptics Corp.	6,261	168
*	Smith Micro Software Inc.	29,657	160
	VirnetX Holding Corp.	29,324	159
*	Intellicheck Inc.	16,062	158
*	Red Violet Inc.	5,783	155
*	Atomera Inc.	13,854	130
	Xperi Holding Corp	6,757	129
*	Immersion Corp.	11,982	103
*	Allscripts Healthcare Solutions Inc.	7,494	103
*	Rimini Street Inc.	20,989	92
*	Pixelworks Inc.	28,968	86
*	GAN Ltd.	5,238	85
*	Unisys Corp.	5,135	75
*	eGain Corp.	6,518	74
*	Research Frontiers Inc.	24,413	72
	Cohu Inc.	2,387	68
*	Beyond Air Inc.	11,803	63
*	Mastech Digital Inc.	3,353	60
*	Telenav Inc.	11,681	55
*,^	Akerna Corp.	7,451	32
	PC Connection Inc.	657	30
*	Telos Corp.	1,481	30
*	Intevac Inc.	4,908	30
*	Allegro MicroSystems Inc.	1,048	25
*	Quantum Corp.	4,243	24
*	Datto Holding Corp.	781	22
*	McAfee Corp.	1,318	21
*	Asana Inc.	660	18
*	MediaAlpha Inc. Class A	478	18
*	Bentley Systems Inc. Class B	373	13
*	Park City Group Inc.	2,270	11
*	Sumo Logic Inc.	265	7
*	nCino Inc.	67	5
*	SecureWorks Corp. Class A	411	5
			187,172
Telecommunications (2.1%)
*	Viavi Solutions Inc.	202,068	2,737
*	Acacia Communications Inc.	34,291	2,389
	Cogent Communications Holdings Inc.	37,580	2,185
*	Iridium Communications Inc.	66,862	2,146
	Shenandoah Telecommunications Co.	42,544	1,891
*	8x8 Inc.	91,325	1,805
*	Vonage Holdings Corp.	114,824	1,477
*	Vocera Communications Inc.	28,562	966
*,^	Inseego Corp.	60,631	602
*	Infinera Corp.	70,788	599
*	Extreme Networks Inc.	105,099	591
*	Boingo Wireless Inc.	38,880	550
	InterDigital Inc.	8,595	515
*,^	Gogo Inc.	46,142	486
*	Anterix Inc.	9,659	289
*	Ooma Inc.	18,315	286
	Plantronics Inc.	9,712	265
*	Clearfield Inc.	9,735	232
*	Cincinnati Bell Inc.	14,099	214

*	Genasys Inc.			29,204	207
*	WideOpenWest Inc.			23,233	190
*	CalAmp Corp.			19,893	181
*	Casa Systems Inc.			27,345	145
*	Cambium Networks Corp.			4,731	128
*	GTT Communications Inc.			27,632	125
*	IDT Corp. Class B			8,876	106
*,^	Resonant Inc.			44,109	98
	Loral Space & Communications Inc.			2,522	58
*	ORBCOMM Inc.			8,923	51
*	Consolidated Communications Holdings Inc.			5,851	33
	ATN International Inc.			566	28
					21,575
Utilities (2.9%)
*	Sunrun Inc.			129,063	8,270
	Ormat Technologies Inc.			35,299	2,782
	American States Water Co.			32,601	2,407
*	Casella Waste Systems Inc. Class A			35,286	2,123
*	Evoqua Water Technologies Corp.			80,676	2,105
	California Water Service Group			40,290	1,994
	Chesapeake Utilities Corp.			13,411	1,395
	South Jersey Industries Inc.			52,001	1,197
	Middlesex Water Co.			15,163	1,039
	Brookfield Infrastructure Corp. Class A			14,153	943
	SJW Group			12,428	815
	MGE Energy Inc.			8,581	589
	York Water Co.			11,427	515
	Covanta Holding Corp.			41,254	512
	Clearway Energy Inc.			14,579	427
	ONE Gas Inc.			5,300	420
	Brookfield Renewable Corp. Class A			5,188	411
	Southwest Gas Holdings Inc.			4,017	258
*	Sunnova Energy International Inc.			5,693	231
*	Pure Cycle Corp.			17,453	166
	Clearway Energy Inc. Class A			5,914	160
	Global Water Resources Inc.			10,953	141
	Northwest Natural Holding Co.			2,884	138
*	Sharps Compliance Corp.			12,759	101
*,^	Cadiz Inc.			9,870	99
	Spark Energy Inc. Class A			10,353	96
	Genie Energy Ltd. Class B			11,517	96
	RGC Resources Inc.			3,209	78
	Artesian Resources Corp. Class A			432	16
*	Atlantic Power Corp.			6,030	12
					29,536
Total Common Stocks (Cost $700,965)					1,025,225
		Coupon
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
2,3	Vanguard Market Liquidity Fund	0.109%		153,601	15,360

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.115%	2/16/21	64	64

Total Temporary Cash Investments (Cost $15,421)	15,424
Total Investments (101.3%) (Cost $716,386)	1,040,649
Other Assets and Liabilities—Net (-1.3%)	(13,743)
Net Assets (100%)	1,026,906
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,312,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $15,009,000 was received for securities on loan, of which $14,793,000 is held in Vanguard Market
Liquidity Fund and $216,000 is held in cash.
4 Securities with a value of $29,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	22	2,002	(11)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,025,179	2	44	1,025,225
Temporary Cash Investments	15,360	64	—	15,424
Total	1,040,539	66	44	1,040,649
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	28	—	—	28
1 Represents variation margin on the last day of the reporting period.